Consolidated statements of financial position - CNY (¥) ¥ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Non-current assets
Property, plant and equipment	¥ 534,634	¥ 419,894
Right-of-use assets	2,552,600	2,342,589
Intangible assets	25,277	43,066
Goodwill	21,069	19,388
Deferred tax assets	161,617	154,333
Investment in unlisted limited partnership enterprise	73,870
Other receivables	74,641	28,274
Prepayments		201,682
Term deposits	100,000
Non-current assets	3,543,708	3,209,226
Current assets
Other investments	205,329	210,523
Inventories	1,450,519	1,188,095
Trade and other receivables	1,150,156	1,056,198
Cash and cash equivalents	6,489,213	5,348,492
Restricted cash	27,073	32,376
Term deposits	581,715	236,878
Total current assets	9,904,005	8,072,562
Total assets	13,447,713	11,281,788
EQUITY
Share capital	95	92
Additional paid-in capital	7,254,871	7,982,824
Other reserves	1,106,718	993,307
(Accumulated losses)/retained earnings	539,331	(1,944,581)
Equity attributable to equity shareholders of the Company	8,901,015	7,031,642
Non-controlling interests	17,253	(4,242)
Total equity	8,918,268	7,027,400
Non-current liabilities
Contract liabilities	46,754	51,658
Loans and borrowings	7,215	6,503
Lease liabilities	556,801	393,068
Deferred income	33,080	14,488
Total non-current liabilities	643,850	465,717
Current liabilities
Loans and borrowings		445
Trade and other payables	3,019,302	3,072,991
Contract liabilities	292,887	361,522
Lease liabilities	328,933	257,997
Deferred income	6,778	6,295
Current taxation	237,695	89,421
Total current liabilities	3,885,595	3,788,671
Total liabilities	4,529,445	4,254,388
Total equity and liabilities	¥ 13,447,713	¥ 11,281,788